Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2020 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	268,634	—	268,634	41,170
Short-term investments
Term deposits	—	7,286,100	—	7,286,100	1,116,644
Adjustable-rate financial products	—	5,592,076	—	5,592,076	857,023
Restricted cash	—	17,926	—	17,926	2,747

	—	13,164,736	—	13,164,736	2,017,584

	Fair Value Measurement at December 31, 2019 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	738,112	—	738,112
Short-term investments
Term deposits	—	2,577,905	—	2,577,905
Adjustable-rate financial products	—	8,228,907	—	8,228,907
Restricted cash	—	5,200	—	5,200
Other non-current assets
Warrant	—	—	31,393	31,393

	—	11,550,124	31,393	11,581,517